UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:_____
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:           028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

     /s/ Martin F. Hollenbeck       Fairfield, Ohio         August 6, 2010
     ------------------------       ---------------         --------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.      File No.    Name
01       28-10753    The Cincinnati Insurance Company
02       28-10754    The Cincinnati Life Insurance Company
03       28-10755    The Cincinnati Casualty Company
04       28-10756    The Cincinnati Indemnity Company
05       28-12741    The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0
                                                -------

Form 13F Information Table Entry Total:              59
                                                -------

Form 13F Information Table Value Total          653,383
                                                -------
                                              (thousands)

List of Other Included Managers:      None

                                 Column 2        Column 3    Column 4           Column 5     Column 6  Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment Oth Mgrs  Sole    Shared None
                                                                          /Principal  /PRN    Dis
3M CO                            COMMON           88579Y101    14,929      189,000     SH    SOLE               189,000     -     -
ABBOTT LABORATORIES              COMMON           002824100    10,189      217,800     SH    SOLE               217,800     -     -
AGL RESOURCES INC                COMMON           001204106    22,781      635,997     SH    SOLE               635,997     -     -
AMERIGAS PARTNERS-LP             COMMON           030975106       327        7,900     SH    SOLE                 7,900     -     -
AT&T INC                         COMMON           00206R102    13,111      542,000     SH    SOLE               542,000     -     -
AUTOMATIC DATA PROCESSING        COMMON           053015103     4,026      100,000     SH    SOLE               100,000     -     -
BAXTER INTERNATIONAL INC         COMMON           071813109     9,550      235,000     SH    SOLE               235,000     -     -
BOARDWALK PIPELINE PARTNERS      COMMON           096627104       475       15,800     SH    SOLE                15,800     -     -
BUCKEYE PARTNERS LP              COMMON           118230101       714       12,100     SH    SOLE                12,100     -     -
CHEVRON CORP                     COMMON           166764100    22,530      332,000     SH    SOLE               332,000     -     -
CLOROX COMPANY                   COMMON           189054109    18,684      300,573     SH    SOLE               300,573     -     -
COLGATE-PALMOLIVE CO             COMMON           194162103    23,077      293,000     SH    SOLE               293,000     -     -
CONOCOPHILLIPS                   COMMON           20825C104     4,909      100,000     SH    SOLE               100,000     -     -
COPANO ENERGY LLC-UNITS          COMMON           217202100       420       15,300     SH    SOLE                15,300     -     -
DOVER CORP                       COMMON           260003108    35,262      843,800     SH    SOLE               843,800     -     -
DUKE ENERGY CORP                 COMMON           26441C105    20,096    1,256,000     SH    SOLE             1,256,000     -     -
EMERSON ELECTRIC CO              COMMON           291011104    11,877      271,845     SH    SOLE               271,845     -     -
ENBRIDGE ENERGY PARTNERS LP      COMMON           29250R106       944       18,000     SH    SOLE                18,000     -     -
ENERGY TRANSFER EQUITY LP        COMMON           29273V100       942       27,900     SH    SOLE                27,900     -     -
ENERGY TRANSFER PARTNERS LP      COMMON           29273R109     1,420       30,600     SH    SOLE                30,600     -     -
ENTERPRISE GP HOLDINGS           COMMON           293716106       356        7,500     SH    SOLE                 7,500     -     -
ENTERPRISE PRODUCTS PARTNERS     COMMON           293792107     3,696      104,500     SH    SOLE               104,500     -     -
GENUINE PARTS CO                 COMMON           372460105    32,467      823,000     SH    SOLE               823,000     -     -
HONEYWELL INTERNATIONAL INC      COMMON           438516106    36,981      947,500     SH    SOLE               947,500     -     -
INERGY LP                        COMMON           456615103       590       14,900     SH    SOLE                14,900     -     -
INTEL CORP                       COMMON           458140100     6,502      334,300     SH    SOLE               334,300     -     -
INTL BUSINESS MACHINES CORP      COMMON           459200101    20,992      170,000     SH    SOLE               170,000     -     -
JOHNSON & JOHNSON                COMMON           478160104    25,101      425,000     SH    SOLE               425,000     -     -
KINDER MORGAN ENERGY PRTNRS      COMMON           494550106     3,006       46,200     SH    SOLE                46,200     -     -
LINEAR TECHNOLOGY CORP           COMMON           535678106    22,087      794,200     SH    SOLE               794,200     -     -
LINN ENERGY LLC-UNITS            COMMON           536020100       836       31,500     SH    SOLE                31,500     -     -
MAGELLAN MIDSTREAM PARTNERS      COMMON           559080106     1,211       25,900     SH    SOLE                25,900     -     -
MARKWEST ENERGY PARTNERS LP      COMMON           570759100       471       14,400     SH    SOLE                14,400     -     -
MCDONALD'S CORP                  COMMON           580135101    29,486      447,638     SH    SOLE               447,638     -     -
MEDTRONIC INC                    COMMON           585055106    25,017      689,750     SH    SOLE               689,750     -     -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AK2     1,905    1,900,000     PRN   SOLE             1,900,000     -     -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AM8     2,356    2,350,000     PRN   SOLE             2,350,000     -     -
MERIDIAN BIOSCIENCE INC          COMMON           589584101    13,260      780,000     SH    SOLE               780,000     -     -
MICROCHIP TECHNOLOGY INC         COMMON           595017104    16,921      610,000     SH    SOLE               610,000     -     -
MICROSOFT CORP                   COMMON           594918104    20,364      885,000     SH    SOLE               885,000     -     -
NUSTAR ENERGY LP                 COMMON           67058H102       683       11,900     SH    SOLE                11,900     -     -
ONEOK PARTNERS LP                COMMON           68268N103       926       14,400     SH    SOLE                14,400     -     -
PAYCHEX INC                      COMMON           704326107    20,776      800,000     SH    SOLE               800,000     -     -
PEPSICO INC                      COMMON           713448108    46,292      759,500     SH    SOLE               759,500     -     -
PFIZER INC                       COMMON           717081103     5,618      394,000     SH    SOLE               394,000     -     -
PIEDMONT NATURAL GAS CO          COMMON           720186105     4,419      174,680     SH    SOLE               174,680     -     -
PLAINS ALL AMER PIPELINE LP      COMMON           726503105     1,597       27,200     SH    SOLE                27,200     -     -
PRAXAIR INC                      COMMON           74005P104     8,587      113,000     SH    SOLE               113,000     -     -
PROCTER & GAMBLE CO/THE          COMMON           742718109     2,993       49,900     SH    SOLE                49,900     -     -
REGENCY ENERGY PARTNERS LP       COMMON           75885Y107       396       16,400     SH    SOLE                16,400     -     -
RPM INTERNATIONAL INC            COMMON           749685103    14,713      824,725     SH    SOLE               824,725     -     -
SPECTRA ENERGY CORP              COMMON           847560109     3,029      150,900     SH    SOLE               150,900     -     -
STAPLES INC                      COMMON           855030102    14,922      783,293     SH    SOLE               783,293     -     -
SUBURBAN PROPANE PARTNERS LP     COMMON           864482104       389        8,300     SH    SOLE                 8,300     -     -
SUNOCO LOGISTICS PARTNERS LP     COMMON           86764L108       367        5,100     SH    SOLE                 5,100     -     -
SYSCO CORP                       COMMON           871829107    27,959      978,613     SH    SOLE               978,613     -     -
TC PIPELINES LP                  COMMON           87233Q108       291        7,100     SH    SOLE                 7,100     -     -
VERIZON COMMUNICATIONS INC       COMMON           92343V104    19,129      682,700     SH    SOLE               682,700     -     -
WILLIAMS PARTNERS LP             COMMON           96950F104       432        9,900     SH    SOLE                 9,900     -     -
                                                              653,383